Assets and liabilities held for sale and discontinued operations (Details) $ in Thousands						3 Months Ended		6 Months Ended
	Mar. 13, 2025 USD ($)	Mar. 10, 2025 USD ($)	Dec. 31, 2024 USD ($) operation T	Dec. 18, 2024 USD ($)	May 21, 2024 USD ($) T	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) operation	Dec. 31, 2024 USD ($) operation T	Jun. 30, 2024 USD ($)	Apr. 16, 2025 T	Jun. 27, 2024 T
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of vessels								$ 262,974		$ 1,511,765
Number of discontinued operations | operation			0					0	0
Cap Lara - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T			158,826						158,826
Proceeds from the sale of vessels			$ 33,200
Non-current assets or disposal groups classified as held for sale			$ 14,400						$ 14,400
Gain		$ 18,800
Windcat 6 - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Gain	$ 200
Number of years of service				18 years
Hakone and Hakata
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale								$ 74,200
Assets and liabilities classified as held for sale | Alsace - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T					299,999
Proceeds from the sale of vessels					$ 96,900
Non-current assets or disposal groups classified as held for sale								$ 69,400
Gain							$ 27,500
Assets and liabilities classified as held for sale | Cap Lara - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T			158,826						158,826
Proceeds from the sale of vessels			$ 33,200
Non-current assets or disposal groups classified as held for sale			14,400						$ 14,400
Gain							$ 18,800
Assets and liabilities classified as held for sale | Windcat 6 - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of vessels				$ 268
Non-current assets or disposal groups classified as held for sale			48						48
Gain	$ 220
Number of years of service				18 years
Assets and liabilities classified as held for sale | Statia
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T												150,205
Assets and liabilities classified as held for sale | Cap Felix
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T												158,765
Assets and liabilities classified as held for sale | Hakata
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T											302,550	302,550
Assets and liabilities classified as held for sale | Ingrid
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T												314,000
Assets and liabilities classified as held for sale | Suezmaxes Statia and Cap Felix
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of vessels									83,600
Non-current assets or disposal groups classified as held for sale			$ 31,700						31,700
Gain									$ 51,900
Assets and liabilities classified as held for sale | Hakone
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T											302,624
Assets and liabilities classified as held for sale | Hakone and Hakata | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Gain						$ 39,300